TRANSACTIONS WITH KEY MANAGEMENT AND RELATED PARTIES (Tables)	12 Months Ended
Jul. 31, 2026
Related party transactions [abstract]
Disclosure of information about key management [Table Text Block]
	Year ended	Year ended
	July 31, 2026	July 31, 2025
	$	$
Administrative fees (1)	180,000	180,000
Advertising and promotion (1)	125,000	150,000
Exploration costs (2)	2,444,454	410,149
Consulting fees (3)	220,238	16,887
Property acquisition costs (4)	-	30,000
Wages and benefits (5)	99,600	17,500
Stock-based compensation (6)	6,568,853	2,209,382
Total	9,638,145	3,013,918

Disclosure of amounts due to related parties [Table Text Block]
	July 31, 2026	July 31, 2025
	$	$
Dahrouge	470,601	300,596
EBC Consulting Group Ltd.	23,195	-
Kaiben Geological Ltd.	6,214	-
Zimtu	136,133	42,965
Total	636,143	343,561